EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE INTERNATIONAL MULTI-MARKET LOCAL INCOME FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2011

The following replaces the third paragraph in “Organization and Management of Wholly-Owned Subsidiary” under “Management and Organization”:

The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Portfolio. As a result, BMR, in managing the Subsidiary, is subject to the same investment policies and restrictions that apply to the management of the Portfolio. Each Portfolio’s Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Portfolio’s Board of Trustees regarding the Subsidiary's compliance with its policies and procedures. Each Portfolio and Subsidiary test for compliance with investment restrictions on a consolidated basis, except with respect to Portfolio or Subsidiary borrowings. The Subsidiary is subject to asset segregation requirements to the same extent as the Fund, which are tested for compliance on a consolidated basis, as noted in the preceding sentence.

September 26, 2011

PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND
Supplement to Statement of Additional Information dated May 25, 2011

The following replaces the third paragraph in “Organization and Management of Wholly-Owned Subsidiary” under “Management and Organization”:

The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. As a result, Eaton Vance, in managing the Subsidiary, is subject to the same investment policies and restrictions that apply to the management of the Fund. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund’s Board of Trustees regarding the Subsidiary's compliance with its policies and procedures. The Fund and Subsidiary test for compliance with investment restrictions on a consolidated basis, except with respect to Fund or Subsidiary borrowings. The Subsidiary is subject to asset segregation requirements to the same extent as the Fund, which are tested for compliance on a consolidated basis, as noted in the preceding sentence.

September 26, 2011